Investment Objectives and Goals	Nov. 30, 2025
Bancreek U.S. Large Cap ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – Bancreek U.S. Large Cap ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Bancreek U.S. Large Cap ETF (the “Fund”) seeks long-term capital appreciation.
Bancreek International Large Cap ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – Bancreek International Large Cap ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Bancreek International Large Cap ETF (the “Fund”) seeks long-term capital appreciation.
Saba Closed-End Funds ETF
Prospectus [Line Items]
Risk/Return [Heading]	Saba Closed-End Funds ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Saba Closed-End Funds ETF (the “Fund”) seeks to provide capital appreciation and dividend income.
PLUS Korea Defense Industry Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – PLUS Korea Defense Industry Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The PLUS Korea Defense Industry Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Korea Defense Industry Index (the “Index”).